Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal income tax rate	34.00%
Amount of thrift which no longer use reserve method	$ 500,000,000
Amount of bad debt deductions included retained earnings	4,027,000	4,027,000
Valuation allowance for deferred tax assets	$ 0	$ 0